Note 7 - Notes Payable (Details) (USD $)	6 Months Ended	12 Months Ended			60 Months Ended	1 Months Ended		6 Months Ended		12 Months Ended		61 Months Ended		1 Months Ended		12 Months Ended					1 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2016	Dec. 27, 2011 Century Medical [Member]	Sep. 30, 2011 Century Medical [Member]	Dec. 31, 2013 Century Medical [Member]	Dec. 31, 2012 Century Medical [Member]	Jun. 30, 2013 Century Medical [Member]	Jun. 30, 2012 Century Medical [Member]	Sep. 30, 2016 Century Medical [Member]	Dec. 31, 2011 Century Medical [Member]	Apr. 17, 2010 Century Medical [Member]	Apr. 30, 2010 Century Medical [Member]	Jun. 30, 2013 Century Medical [Member]	Jun. 30, 2012 Century Medical [Member]	Jun. 30, 2011 Century Medical [Member]	Dec. 31, 2012 Century Medical [Member]	Apr. 30, 2007 Century Medical [Member]	Apr. 30, 2007 Subordinated Debt [Member]	Jun. 30, 2003 Subordinated Debt [Member]
Note 7 - Notes Payable (Details) [Line Items]
Notes Payable															$ 1,400,000					$ 2,000,000		$ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage																						5.00%
Repayments of Notes Payable			(2,390,000)	1,400,000										1,400,000	600,000						1,000,000
Debt Instrument, Face Amount													4,000,000
Proceeds from Secured Notes Payable						2,000,000	2,000,000
Debt Instrument, Interest Rate During Period					5.00%							5.00%
Debt Instrument, Unamortized Discount	1,600,000
Senior Notes, Noncurrent	2,900,000	2,800,000	2,500,000
Debt Issuance Cost	1,100,000	1,200,000	1,500,000					1,100,000		1,200,000	1,500,000
Interest Expense, Debt								100,000	100,000							200,000	77,000	11,000
Interest Payable, Current								$ 50,000								$ 50,000	$ 50,000		$ 50,000